Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
September 30, 2023
ANIF-NPRT3-1123
1.808768.119
Common Stocks - 96.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 17.3%
Entertainment - 2.1%
Activision Blizzard, Inc.	284,600	26,647
Liberty Media Corp. Liberty Formula One Class C	416,276	25,934
Liberty Media Corp. Liberty Live Class C	17,816	572
Netflix, Inc. (a)	690,590	260,767
Sea Ltd. ADR (a)	263,700	11,590
The Walt Disney Co. (a)	19,800	1,605
Universal Music Group NV	857,032	22,365
		349,480
Interactive Media & Services - 14.8%
Alphabet, Inc.:
Class A (a)	7,633,120	998,870
Class C (a)	47,200	6,223
Bumble, Inc. (a)	172,384	2,572
Epic Games, Inc. (a)(b)(c)	23,900	14,884
Match Group, Inc. (a)	77,400	3,032
Meta Platforms, Inc. Class A (a)	4,779,816	1,434,952
		2,460,533
Media - 0.0%
Comcast Corp. Class A	24,200	1,073
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	421,800	59,073
TOTAL COMMUNICATION SERVICES		2,870,159
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	216,500	6,670
General Motors Co.	82,840	2,731
Hyundai Motor Co. Ltd.	84,587	11,933
Li Auto, Inc. ADR (a)	99,100	3,533
Rad Power Bikes, Inc. (a)(b)(c)	474,452	318
Rivian Automotive, Inc. (a)	26,456	642
Tesla, Inc. (a)	99,152	24,810
Toyota Motor Corp.	485,102	8,703
		59,340
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	5,640,200	716,982
Coupang, Inc. Class A (a)	944,865	16,063
Dollarama, Inc.	63,672	4,387
Global-e Online Ltd. (a)	143,500	5,703
MercadoLibre, Inc. (a)	7,400	9,382
		752,517
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	12,343	2,047
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	325,396	44,648
Booking Holdings, Inc. (a)	5,200	16,037
Caesars Entertainment, Inc. (a)	270,000	12,515
Cava Group, Inc. (d)	75,600	2,316
Chipotle Mexican Grill, Inc. (a)	9,427	17,269
Deliveroo PLC Class A (a)(e)	3,535,620	5,159
Domino's Pizza, Inc.	7,900	2,992
Evolution AB (e)	21,000	2,127
Hilton Worldwide Holdings, Inc.	547,868	82,279
Marriott International, Inc. Class A	21,200	4,167
McDonald's Corp.	44,800	11,802
Penn Entertainment, Inc. (a)	39,200	900
Restaurant Brands International, Inc.	59,000	3,929
Sweetgreen, Inc. Class A (a)	247,700	2,910
Zomato Ltd. (a)	2,766,561	3,382
		212,432
Household Durables - 0.3%
Blu Investments LLC (a)(b)(c)	98,215,581	30
D.R. Horton, Inc.	183,475	19,718
Lennar Corp. Class A	289,618	32,504
Mohawk Industries, Inc. (a)	12,179	1,045
PulteGroup, Inc.	3,200	237
		53,534
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	30,900	629
Sega Sammy Holdings, Inc.	49,800	919
		1,548
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	14,354	809
Academy Sports & Outdoors, Inc.	325,206	15,372
Auto1 Group SE (a)(e)	51,600	331
Dick's Sporting Goods, Inc.	156,645	17,009
Fanatics, Inc. Class A (a)(b)(c)	372,921	28,648
Fast Retailing Co. Ltd.	7,900	1,721
Floor & Decor Holdings, Inc. Class A (a)(d)	217,500	19,684
FSN E-Commerce Ventures Private Ltd.	10,674	20
Lowe's Companies, Inc.	387,500	80,538
O'Reilly Automotive, Inc. (a)	44,271	40,236
The Home Depot, Inc.	200,713	60,647
TJX Companies, Inc.	827,303	73,531
Ulta Beauty, Inc. (a)	12,000	4,793
Wayfair LLC Class A (a)	96,078	5,819
Williams-Sonoma, Inc.	246,932	38,373
		387,531
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	753,200	57,375
China Hongxing Sports Ltd. (a)(c)	5,977,800	0
Deckers Outdoor Corp. (a)	20,982	10,787
Dr. Martens Ltd.	96,532	166
lululemon athletica, Inc. (a)	14,044	5,416
LVMH Moet Hennessy Louis Vuitton SE	32,800	24,758
NIKE, Inc. Class B	138,803	13,272
On Holding AG (a)	597,100	16,611
Ralph Lauren Corp.	61,500	7,140
Samsonite International SA (a)(e)	4,331,100	14,878
Tapestry, Inc.	509,529	14,649
		165,052
TOTAL CONSUMER DISCRETIONARY		1,634,001
CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	64,824	3,594
Constellation Brands, Inc. Class A (sub. vtg.)	17,400	4,373
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	8,900	971
PepsiCo, Inc.	200,160	33,915
The Coca-Cola Co.	1,919,918	107,477
		150,330
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	167,500	8,507
BJ's Wholesale Club Holdings, Inc. (a)	107,200	7,651
Casey's General Stores, Inc.	32,700	8,879
Costco Wholesale Corp.	179,600	101,467
Dollar Tree, Inc. (a)	132,300	14,083
Maplebear, Inc. (d)	16,100	478
		141,065
Food Products - 0.1%
Mondelez International, Inc.	238,200	16,531
Household Products - 0.2%
Procter & Gamble Co.	189,100	27,582
Personal Care Products - 0.1%
Kenvue, Inc.	327,806	6,582
L'Oreal SA (a)	29,812	12,354
L'Oreal SA	1,300	539
Oddity Tech Ltd. (d)	25,900	734
Olaplex Holdings, Inc. (a)	823,946	1,607
		21,816
TOTAL CONSUMER STAPLES		357,324
ENERGY - 5.4%
Energy Equipment & Services - 0.1%
Noble Corp. PLC	4,432	224
Patterson-UTI Energy, Inc.	456,388	6,316
Schlumberger Ltd.	17,000	991
		7,531
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (a)	542,400	13,766
Birchcliff Energy Ltd. (d)	169,400	965
Cameco Corp.	61,200	2,426
Canadian Natural Resources Ltd. (d)	1,130,888	73,136
Cenovus Energy, Inc. (d)	687,700	14,318
Cheniere Energy, Inc.	697,217	115,710
Chevron Corp.	110,505	18,633
ConocoPhillips Co.	495,311	59,338
Diamondback Energy, Inc.	5,943	920
EOG Resources, Inc.	258,816	32,808
Exxon Mobil Corp.	2,226,307	261,769
GoviEx Uranium, Inc. (a)	642,355	87
GoviEx Uranium, Inc. (a)(e)	23,200	3
GoviEx Uranium, Inc. Class A (a)(e)	2,625,135	358
Hess Corp.	1,155,690	176,821
Marathon Petroleum Corp.	20,400	3,087
Occidental Petroleum Corp.	587,461	38,114
Ovintiv, Inc.	122,600	5,832
Pioneer Natural Resources Co.	47,565	10,919
PrairieSky Royalty Ltd.	107,200	1,970
Reliance Industries Ltd.	277,931	7,849
Suncor Energy, Inc.	420,900	14,475
Tourmaline Oil Corp. (d)	54,500	2,743
Valero Energy Corp.	186,700	26,457
		882,504
TOTAL ENERGY		890,035
FINANCIALS - 12.6%
Banks - 2.5%
AIB Group PLC	344,600	1,552
Banco Santander SA (Spain)	1,348,100	5,134
Bank of America Corp.	3,275,765	89,690
Bank of Ireland Group PLC	497,200	4,883
East West Bancorp, Inc.	21,400	1,128
First Citizens Bancshares, Inc.	3,700	5,106
HDFC Bank Ltd. sponsored ADR	643,371	37,965
JPMorgan Chase & Co.	507,859	73,650
Nu Holdings Ltd. (a)	1,060,866	7,691
Royal Bank of Canada (d)	373,960	32,681
Starling Bank Ltd. Series D (a)(b)(c)	3,787,848	15,390
Wells Fargo & Co.	3,496,516	142,868
		417,738
Capital Markets - 0.6%
BlackRock, Inc. Class A	790	511
Brookfield Asset Management Ltd.:
Class A	5,622	187
Class A	60,100	2,004
Brookfield Corp. (Canada) Class A	37,400	1,169
Coinbase Global, Inc. (a)(d)	64,700	4,858
Goldman Sachs Group, Inc.	1,704	551
London Stock Exchange Group PLC	50,500	5,061
Morgan Stanley	479,647	39,173
MSCI, Inc.	41,119	21,097
TulCo LLC (a)(b)(c)(f)	17,377	14,220
UBS Group AG	170,310	4,222
		93,053
Consumer Finance - 0.2%
American Express Co.	169,908	25,349
Capital One Financial Corp.	33,900	3,290
		28,639
Financial Services - 7.2%
Berkshire Hathaway, Inc. Class A (a)	1,586	842,923
Dlocal Ltd. (a)	633,300	12,140
Fiserv, Inc. (a)	106,000	11,974
Jio Financial Services Ltd.	224,200	624
MasterCard, Inc. Class A	485,200	192,096
PayPal Holdings, Inc. (a)	34,500	2,017
Remitly Global, Inc. (a)	310,800	7,838
Visa, Inc. Class A	540,100	124,228
		1,193,840
Insurance - 2.1%
American International Group, Inc.	466,426	28,265
Aon PLC	8,770	2,843
Arthur J. Gallagher & Co.	294,400	67,103
Chubb Ltd.	423,707	88,207
Fairfax Financial Holdings Ltd. (sub. vtg.)	45,667	37,279
Hiscox Ltd.	2,665,843	32,689
Intact Financial Corp.	131,974	19,241
Marsh & McLennan Companies, Inc.	89,637	17,058
Progressive Corp.	233,410	32,514
The Travelers Companies, Inc.	169,938	27,753
		352,952
TOTAL FINANCIALS		2,086,222
HEALTH CARE - 13.8%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. (a)	37,622	6,663
Argenx SE (a)	1,938	947
Argenx SE ADR (a)	122,285	60,119
Arrowhead Pharmaceuticals, Inc. (a)	28,600	768
Ascendis Pharma A/S sponsored ADR (a)	29,200	2,734
Exact Sciences Corp. (a)	11,400	778
Galapagos NV sponsored ADR (a)	181,269	6,263
Gilead Sciences, Inc.	350,700	26,281
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	26,062	0
Intellia Therapeutics, Inc. (a)	17,114	541
Krystal Biotech, Inc. (a)	8,300	963
Legend Biotech Corp. ADR (a)	139,700	9,384
Light Sciences Oncology, Inc. (a)(c)	2,708,254	0
Moonlake Immunotherapeutics (a)	39,000	2,223
Recursion Pharmaceuticals, Inc. (a)(d)	312,900	2,394
Regeneron Pharmaceuticals, Inc. (a)	367,899	302,766
Roivant Sciences Ltd. (a)	217,900	2,545
Sarepta Therapeutics, Inc. (a)	9,200	1,115
United Therapeutics Corp. (a)	75,294	17,007
Vertex Pharmaceuticals, Inc. (a)	431,946	150,205
Zai Lab Ltd. (a)	560,720	1,372
		595,068
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	24,700	1,903
Boston Scientific Corp. (a)	1,365,508	72,099
I-Pulse, Inc. (a)(b)(c)	58,562	164
Intuitive Surgical, Inc. (a)	169,051	49,412
Straumann Holding AG	25,745	3,296
Stryker Corp.	16,900	4,618
TransMedics Group, Inc. (a)	209,200	11,454
		142,946
Health Care Providers & Services - 3.9%
23andMe Holding Co. Class A (a)(d)	557,999	546
agilon health, Inc. (a)	831,900	14,775
Cencora, Inc.	31,420	5,655
Centene Corp. (a)	574,000	39,537
Cigna Group	387,500	110,852
HCA Holdings, Inc.	26,057	6,410
UnitedHealth Group, Inc.	921,108	464,413
		642,188
Health Care Technology - 0.0%
Schrodinger, Inc. (a)(d)	53,761	1,520
Life Sciences Tools & Services - 0.8%
Danaher Corp.	442,689	109,831
Medpace Holdings, Inc. (a)	1,800	436
Mettler-Toledo International, Inc. (a)	4,554	5,046
Olink Holding AB ADR (a)	162,700	2,400
Seer, Inc. (a)	59,354	131
Thermo Fisher Scientific, Inc.	19,932	10,089
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	176,934	8,686
		136,619
Pharmaceuticals - 4.6%
AstraZeneca PLC (United Kingdom)	270,800	36,527
Eli Lilly & Co.	894,983	480,722
Euroapi SASU (a)	23,468	296
Intra-Cellular Therapies, Inc. (a)	77,017	4,012
Johnson & Johnson	75,332	11,733
Merck & Co., Inc.	794,492	81,793
Novo Nordisk A/S Series B	95,100	8,659
Nuvation Bio, Inc. (a)	212,427	285
Roche Holding AG (participation certificate)	183,833	50,187
Royalty Pharma PLC	935,350	25,385
Sanofi SA	539,800	57,961
Structure Therapeutics, Inc. ADR (d)	63,100	3,182
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	112,300	1,145
UCB SA	15,667	1,284
Ventyx Biosciences, Inc. (a)	26,200	910
Verona Pharma PLC ADR (a)	35,300	575
Zoetis, Inc. Class A	27,700	4,819
		769,475
TOTAL HEALTH CARE		2,287,816
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.9%
BWX Technologies, Inc.	47,900	3,592
Lockheed Martin Corp.	84,414	34,522
Northrop Grumman Corp.	250,886	110,438
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,573,450	208,449
Class C (a)(b)(c)	45,460	3,682
The Boeing Co. (a)	237,800	45,582
TransDigm Group, Inc. (a)	83,062	70,032
Woodward, Inc.	80,700	10,028
		486,325
Air Freight & Logistics - 0.2%
Delhivery Private Ltd. (a)	444,255	2,208
GXO Logistics, Inc. (a)	416,470	24,426
United Parcel Service, Inc. Class B	70,082	10,924
Zipline International, Inc. (a)(b)(c)	74,930	3,012
		40,570
Building Products - 0.2%
Carrier Global Corp.	84,300	4,653
Toto Ltd.	337,076	8,698
Trane Technologies PLC	86,900	17,633
		30,984
Commercial Services & Supplies - 0.2%
Cintas Corp.	41,412	19,920
Clean Harbors, Inc. (a)	74,944	12,543
Clean TeQ Water Pty Ltd. (a)	3,189	1
GFL Environmental, Inc.	24,100	765
Republic Services, Inc.	27,500	3,919
Waste Connections, Inc. (United States)	6,800	913
		38,061
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd. (a)	231,800	6,497
Larsen & Toubro Ltd.	32,416	1,180
		7,677
Electrical Equipment - 0.9%
AMETEK, Inc.	13,100	1,936
Eaton Corp. PLC	373,900	79,745
Hubbell, Inc. Class B	71,300	22,346
Nextracker, Inc. Class A	25,600	1,028
nVent Electric PLC	74,125	3,928
Regal Rexnord Corp.	137,200	19,603
Vertiv Holdings Co.	432,100	16,074
		144,660
Ground Transportation - 0.9%
Canadian Pacific Kansas City Ltd.	1,017,664	75,644
J.B. Hunt Transport Services, Inc.	45,956	8,664
Old Dominion Freight Lines, Inc.	55,600	22,748
RXO, Inc.	428,170	8,448
Uber Technologies, Inc. (a)	677,000	31,135
Union Pacific Corp.	22,200	4,521
		151,160
Industrial Conglomerates - 0.5%
General Electric Co.	753,303	83,278
Machinery - 0.9%
Caterpillar, Inc.	52,300	14,278
Deere & Co.	97,798	36,907
Energy Recovery, Inc. (a)	156,000	3,309
Fortive Corp.	101,000	7,490
Illinois Tool Works, Inc.	4,100	944
Indutrade AB	42,800	794
Ingersoll Rand, Inc.	140,100	8,927
PACCAR, Inc.	395,642	33,637
Parker Hannifin Corp.	103,400	40,276
		146,562
Passenger Airlines - 0.1%
Copa Holdings SA Class A	24,800	2,210
Ryanair Holdings PLC sponsored ADR (a)	88,200	8,574
		10,784
Professional Services - 0.5%
CACI International, Inc. Class A (a)	81,000	25,428
KBR, Inc.	336,600	19,839
Science Applications International Corp.	140,400	14,818
Thomson Reuters Corp.	28,198	3,450
Verisk Analytics, Inc.	53,700	12,686
		76,221
Trading Companies & Distributors - 0.3%
United Rentals, Inc.	23,600	10,492
W.W. Grainger, Inc.	50,300	34,800
		45,292
TOTAL INDUSTRIALS		1,261,574
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	278,553	51,234
Motorola Solutions, Inc.	10,900	2,967
		54,201
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. Class A	1,975,438	165,917
CDW Corp.	31,479	6,351
Jabil, Inc.	76,900	9,758
		182,026
IT Services - 0.8%
Accenture PLC Class A	251,511	77,242
ASAC II LP (a)(b)(c)	9,408,021	1,581
Cloudflare, Inc. (a)	48,200	3,039
Gartner, Inc. (a)	73,500	25,255
MongoDB, Inc. Class A (a)	13,000	4,496
Okta, Inc. (a)	47,200	3,847
Shopify, Inc. Class A (a)	201,008	10,972
X Holdings Corp. Class A (b)(c)	97,100	3,430
		129,862
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	1,065,934	109,599
Advantest Corp.	84,000	2,343
AEHR Test Systems (a)(d)	87,709	4,008
Allegro MicroSystems LLC (a)	41,400	1,322
Analog Devices, Inc.	227,092	39,762
Applied Materials, Inc.	345,200	47,793
Arm Holdings Ltd. ADR (d)	152,600	8,167
ASML Holding NV:
(depository receipt)	1,700	1,001
(Netherlands)	32,900	19,370
Broadcom, Inc.	26,200	21,761
First Solar, Inc. (a)	12,800	2,068
Lam Research Corp.	53,500	33,532
Lattice Semiconductor Corp. (a)	260,205	22,359
Marvell Technology, Inc.	763,100	41,307
Monolithic Power Systems, Inc.	46,432	21,452
NVIDIA Corp.	1,605,786	698,501
NXP Semiconductors NV	193,613	38,707
ON Semiconductor Corp. (a)	632,600	58,800
SolarEdge Technologies, Inc. (a)	23,300	3,018
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	430,900	37,445
		1,212,315
Software - 10.0%
Adobe, Inc. (a)	356,056	181,553
Agilysys, Inc. (a)	36,800	2,435
Atlassian Corp. PLC (a)	6,100	1,229
Autodesk, Inc. (a)	42,631	8,821
Cadence Design Systems, Inc. (a)	241,957	56,691
Check Point Software Technologies Ltd. (a)	46,023	6,134
Clear Secure, Inc. (d)	239,200	4,554
Confluent, Inc. (a)	29,200	865
Dynatrace, Inc. (a)	142,400	6,654
Fortinet, Inc. (a)	247,165	14,504
HashiCorp, Inc. (a)	7,000	160
HubSpot, Inc. (a)	8,700	4,285
Intuit, Inc.	73,862	37,739
Klaviyo, Inc. Class A (d)	39,800	1,373
Magic Leap, Inc.:
Class A (a)(c)	30,863	45
warrants (a)(c)	46,794	68
Microsoft Corp.	3,697,915	1,167,617
Palo Alto Networks, Inc. (a)	51,400	12,050
Roper Technologies, Inc.	6,000	2,906
Salesforce, Inc. (a)	530,393	107,553
Samsara, Inc. (a)	9,214	232
ServiceNow, Inc. (a)	28,199	15,762
Stripe, Inc. Class B (a)(b)(c)	83,200	1,517
Synopsys, Inc. (a)	39,400	18,083
Tanium, Inc. Class B (a)(b)(c)	1,259,978	9,450
Volue A/S (a)	365,396	743
		1,663,023
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	3,329,510	570,045
Dell Technologies, Inc.	22,471	1,548
Samsung Electronics Co. Ltd.	1,252,410	63,169
		634,762
TOTAL INFORMATION TECHNOLOGY		3,876,189
MATERIALS - 3.5%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	27,400	7,765
CF Industries Holdings, Inc.	185,600	15,913
Corteva, Inc.	465,900	23,835
Linde PLC	9,000	3,351
Sherwin-Williams Co.	158,769	40,494
Westlake Corp.	78,187	9,748
		101,106
Construction Materials - 0.0%
Eagle Materials, Inc.	5,500	916
Martin Marietta Materials, Inc.	15,800	6,486
Vulcan Materials Co.	18,900	3,818
		11,220
Metals & Mining - 2.9%
B2Gold Corp.	13,305,579	38,205
Barrick Gold Corp. (Canada)	235,269	3,418
Cleveland-Cliffs, Inc. (a)	116,800	1,826
Franco-Nevada Corp.	1,043,236	139,275
Freeport-McMoRan, Inc.	2,210,700	82,437
Ivanhoe Electric, Inc. (a)	384,197	4,572
Ivanhoe Mines Ltd. (a)	8,136,218	69,726
Lundin Gold, Inc.	55,000	618
Newmont Corp.	115,500	4,268
Novagold Resources, Inc. (a)	3,196,709	12,238
Nucor Corp.	373,325	58,369
Orla Mining Ltd. (a)	1,082,800	3,827
Steel Dynamics, Inc.	270,796	29,035
Wheaton Precious Metals Corp.	706,000	28,651
		476,465
TOTAL MATERIALS		588,791
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Gaming & Leisure Properties	4,888	223
Real Estate Management & Development - 0.0%
Colliers International Group, Inc.	1,900	181
TOTAL REAL ESTATE		404
UTILITIES - 0.8%
Electric Utilities - 0.8%
Constellation Energy Corp.	567,724	61,927
NextEra Energy, Inc.	159,700	9,149
PG&E Corp. (a)	2,425,200	39,118
Southern Co.	316,300	20,471
		130,665
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	34,300	1,138
TOTAL UTILITIES		131,803
TOTAL COMMON STOCKS (Cost $7,091,818)		15,984,318

Preferred Stocks - 2.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	130,945	30,595
Reddit, Inc.:
Series E(a)(b)(c)	30,200	996
Series F(a)(b)(c)	127,549	4,208
		35,799
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	61,855	41
Series C(a)(b)(c)	243,394	389
Series D(a)(b)(c)	411,659	1,037
		1,467
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,800	726

Textiles, Apparel & Luxury Goods - 0.0%
Bolt Threads, Inc.:
Series D(a)(b)(c)	1,324,673	146
Series E(a)(b)(c)	627,820	69
Canva, Inc.:
Series A(b)(c)	2,032	2,167
Series A2(b)(c)	368	393
		2,775
TOTAL CONSUMER DISCRETIONARY		4,968

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	8,102	548
Series H(a)(b)(c)	10,223	692
		1,240
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	82,543	349

TOTAL CONSUMER STAPLES		1,589

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	68,639	1,476

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	594,600	2,283
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	0
		2,283
Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	270,000	3,869
Series F(a)(b)(c)	10,070	144
Somatus, Inc. Series E (a)(b)(c)	2,206	2,258
		6,271
TOTAL HEALTH CARE		8,554

INDUSTRIALS - 1.4%
Aerospace & Defense - 1.3%
Relativity Space, Inc. Series E (a)(b)(c)	308,359	6,522
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	145,254	117,656
Series H(a)(b)(c)	42,094	34,096
Series N(a)(b)(c)	66,208	53,628
		211,902
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	208,789	8,393
Series F(c)	79,020	3,177
		11,570
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	52,096	5,718

TOTAL INDUSTRIALS		229,190

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Moloco, Inc. Series A (b)(c)	39,638	2,378
Nuro, Inc.:
Series C(a)(b)(c)	491,080	2,848
Series D(a)(b)(c)	94,265	547
Stripe, Inc.:
Series H(a)(b)(c)	34,900	636
Series I(b)(c)	611,900	11,155
Tenstorrent, Inc. Series C1 (a)(b)(c)	36,600	2,031
		19,595
TOTAL CONVERTIBLE PREFERRED STOCKS		301,171
Nonconvertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	876,847	13,144

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	615,508	13,240

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (a)(c)	325,855	1,717

TOTAL NONCONVERTIBLE PREFERRED STOCKS		28,101
TOTAL PREFERRED STOCKS (Cost $202,626)		329,272

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(h)(i)	2,280	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	2,040	1,903
TOTAL PREFERRED SECURITIES (Cost $4,320)		1,903

Money Market Funds - 1.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (j)	236,523,085	236,570
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	76,695,590	76,703
TOTAL MONEY MARKET FUNDS (Cost $313,273)		313,273

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,612,037)	16,628,766
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(15,804)
NET ASSETS - 100.0%	16,612,962

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $626,598,000 or 3.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,856,000 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAC II LP	10/10/13	725

Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,375

Blu Investments LLC	5/21/20	170

Bolt Threads, Inc. Series D	12/13/17	21,247

Bolt Threads, Inc. Series E	2/07/20	9,657

Bowery Farming, Inc. Series C1	5/18/21	4,973

ByteDance Ltd. Series E1	11/18/20	14,348

Canva, Inc. Series A	9/22/23	2,167

Canva, Inc. Series A2	9/22/23	393

Circle Internet Financial Ltd. Series E	5/11/21	9,990

Circle Internet Financial Ltd. Series F	5/09/22	2,892

Discord, Inc. Series I	9/15/21	1,542

ElevateBio LLC Series C	3/09/21	2,494

Epic Games, Inc.	7/13/20 - 7/30/20	13,744

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,264

GoBrands, Inc. Series G	3/02/21	2,023

GoBrands, Inc. Series H	7/22/21	3,972

I-Pulse, Inc.	3/18/10	81

Intarcia Therapeutics, Inc. Series CC	11/14/12	7,040

Intarcia Therapeutics, Inc. 6%	1/03/20	2,280

Lyra Health, Inc. Series E	1/14/21	2,472

Lyra Health, Inc. Series F	6/04/21	158

Moloco, Inc. Series A	6/26/23	2,378

Nuro, Inc. Series C	10/30/20	6,411

Nuro, Inc. Series D	10/29/21	1,965

Rad Power Bikes, Inc.	1/21/21	2,289

Rad Power Bikes, Inc. Series A	1/21/21	298

Rad Power Bikes, Inc. Series C	1/21/21	1,175

Rad Power Bikes, Inc. Series D	9/17/21	3,945

Reddit, Inc. Series E	5/18/21	1,283

Reddit, Inc. Series F	8/11/21	7,882

Relativity Space, Inc. Series E	5/27/21	7,041

Somatus, Inc. Series E	1/31/22	1,925

Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	29,629

Space Exploration Technologies Corp. Class C	9/11/17	614

Space Exploration Technologies Corp. Series G	1/20/15	11,251

Space Exploration Technologies Corp. Series H	8/04/17	5,682

Space Exploration Technologies Corp. Series N	8/04/20	17,876

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	7,252

Stripe, Inc. Class B	5/18/21	3,338

Stripe, Inc. Series H	3/15/21	1,400

Stripe, Inc. Series I	3/20/23 - 5/12/23	12,320

Tanium, Inc. Class B	4/21/17 - 9/18/20	9,907

Tenstorrent, Inc. Series C1	4/23/21	2,176

Tenstorrent, Inc. 0%	4/23/21	2,040

TulCo LLC	8/24/17	5,868

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	6,631

X Holdings Corp. Class A	10/25/22	9,710

Zipline International, Inc.	10/12/21	2,697

Zipline International, Inc. Series E	12/21/20	6,813

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	68,583	2,525,487	2,357,500	8,617	-	-	236,570	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	52,379	591,136	566,812	155	-	-	76,703	0.3%
Total	120,962	3,116,623	2,924,312	8,772	-	-	313,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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